Loan from Shareholder (Details) - USD ($)	May 01, 2025	Apr. 22, 2025	Jan. 01, 2024
Loan From Shareholder [Line Items]
Loan quantum			$ 5,000,000
Annual interest percentage			3.50%
Loan agreement repayment	$ 1,000,000
Loan From Shareholder [Member]
Loan From Shareholder [Line Items]
Outstanding principal balance		$ 4,000,000